Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 98.51%
Communication services: 1.36%
Entertainment: 0.14%
Glu Mobile Incorporated †	3,880	$ 34,959
Interactive media & services: 0.21%
QuinStreet Incorporated †	2,464	52,828
Media: 0.83%
AMC Networks Incorporated Class A †	432	15,453
Gray Television Incorporated †	4,390	78,537
Nexstar Media Group Incorporated Class A	997	108,862
TechTarget Incorporated †	219	12,945
		215,797
Wireless telecommunication services: 0.18%
Shenandoah Telecommunications Company	1,079	46,667
Consumer discretionary: 12.52%
Auto components: 1.06%
Cooper Tire & Rubber Company	3,898	157,869
Dana Incorporated	6,017	117,452
		275,321
Diversified consumer services: 0.83%
Grand Canyon Education Incorporated †	426	39,665
Perdoceo Education Corporation †	6,510	82,221
Strategic Education Incorporated	490	46,712
Stride Incorporated †	2,213	46,982
		215,580
Hotels, restaurants & leisure: 2.81%
Bloomin' Brands Incorporated	4,855	94,284
Boyd Gaming Corporation	1,219	52,319
Brinker International Incorporated	1,531	86,609
Carrols Restaurant Group Incorporated †	2,621	16,460
International Game Technology	6,207	105,147
Marriott Vacations Worldwide Corporation	740	101,543
Penn National Gaming Incorporated †	2,318	200,206
The Cheesecake Factory Incorporated	882	32,687
Wingstop Incorporated	289	38,307
		727,562
Household durables: 2.64%
Beazer Homes Incorporated †	3,446	52,207
Helen of Troy Limited †	477	105,985
Installed Building Products †	477	48,621
KB Home Incorporated	1,820	61,006
La-Z-Boy Incorporated	770	30,677
Meritage Corporation †	1,013	83,897
Taylor Morrison Home Corporation †	4,576	117,374
TopBuild Corporation †	393	72,343
Universal Electronics Incorporated †	2,107	110,533
		682,643
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Internet & direct marketing retail: 1.13%
Overstock.com Incorporated	1,226	$ 58,811
Stamps.com Incorporated †	621	121,834
Stitch Fix Incorporated Class A †«	1,894	111,216
		291,861
Multiline retail: 0.46%
Big Lots Stores Incorporated	2,744	117,800
Specialty retail: 2.54%
American Eagle Outfitters Incorporated	2,230	44,756
Asbury Automotive Group Incorporated †	921	134,227
Bed Bath & Beyond Incorporated «	2,070	36,763
Hibbett Sports Incorporated †	2,927	135,169
ODP Corporation	1,603	46,968
Rent-A-Center Incorporated	797	30,517
Sportsman's Warehouse Holdings Incorporated †	4,635	81,344
Zumiez Incorporated †	4,031	148,260
		658,004
Textiles, apparel & luxury goods: 1.05%
Deckers Outdoor Corporation †	695	199,312
Steven Madden Limited	2,027	71,594
		270,906
Consumer staples: 3.27%
Beverages: 0.43%
Boston Beer Company Incorporated Class A †	46	45,737
National Beverage Corporation «	780	66,222
		111,959
Food & staples retailing: 0.79%
Performance Food Group Company †	4,310	205,189
Food products: 0.83%
Fresh Del Monte Produce Incorporated	1,750	42,123
John B. Sanfilippo & Son Incorporated	569	44,871
Sanderson Farms Incorporated	340	44,948
The Simply Good Foods Company †	2,632	82,540
		214,482
Personal products: 1.22%
Medifast Incorporated	847	166,300
USANA Health Sciences Incorporated †	1,922	148,186
		314,486
Energy: 1.93%
Energy equipment & services: 0.41%
Helix Energy Solutions Group Incorporated †	5,103	21,433
Nextier Oilfield Solutions Incorporated †	24,504	84,294
		105,727
See accompanying notes to portfolio of investments

2  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Oil, gas & consumable fuels: 1.52%
Ardmore Shipping Corporation	7,242	$ 23,681
Bonanza Creek Energy Incorporated †	799	15,445
Magnolia Oil & Gas Corporation †	20,470	144,518
Renewable Energy Group Incorporated †	1,711	121,173
Scorpio Tankers Incorporated	2,068	23,141
World Fuel Services Corporation	2,108	65,685
		393,643
Financials: 15.67%
Banks: 7.64%
BancFirst Corporation	1,498	87,933
Bank of N.T. Butterfield & Son Limited	2,411	75,127
BankUnited Incorporated	3,731	129,764
Brookline Bancorp Incorporated	6,365	76,635
CNB Financial Corporation	2,677	56,993
Customers Bancorp Incorporated †	3,066	55,740
Enterprise Financial Service	1,461	51,062
First Bancorp of North Carolina	2,541	85,962
First Bancorp of Puerto Rico	7,181	66,209
First Financial Corporation	1,763	68,493
First Interstate BancSystem Class A	2,329	94,953
First Merchants Corporation	1,423	53,234
Great Southern Bancorp Incorporated	1,653	80,832
Hancock Holding Company	2,169	73,789
Hilltop Holdings Incorporated	4,551	125,198
Independent Bank Corporation	3,857	71,239
Investors Bancorp Incorporated	5,364	56,644
Mercantile Bank Corporation	2,241	60,888
NBT Bancorp Incorporated	1,581	50,750
OFG Bancorp	3,710	68,783
Preferred Bank	2,001	100,990
South State Corporation	816	58,997
Sterling Bancorp	3,201	57,554
The Bancorp Incorporated †	8,389	114,510
TriCo Bancshares	1,918	67,667
Westamerica Bancorporation	1,567	86,639
		1,976,585
Capital markets: 2.38%
Artisan Partners Asset Management Incorporated Class A	2,006	100,982
Evercore Partners Incorporated Class A	1,114	122,139
Federated Investors Incorporated Class B	2,100	60,669
Houlihan Lokey Incorporated	1,227	82,491
PJT Partners Incorporated Class A	922	69,381
Stifel Financial Corporation	3,592	181,252
		616,914
Consumer finance: 1.19%
Enova International Incorporated †	3,466	85,853
Green Dot Corporation Class A †	2,695	150,381
PROG Holdings Incorporated	1,322	71,216
		307,450
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Insurance: 1.79%
American Equity Investment Life Holding Company	2,787	$ 77,088
CNO Financial Group Incorporated	7,729	171,816
Genworth Financial Incorporated Class A †	23,419	88,524
Kemper Corporation	766	58,852
Selective Insurance Group Incorporated	1,008	67,516
		463,796
Mortgage REITs: 0.22%
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	889	56,389
Thrifts & mortgage finance: 2.45%
Essent Group Limited	2,771	119,707
MGIC Investment Corporation	6,382	80,094
NMI Holdings Incorporated Class A †	3,240	73,386
PennyMac Financial Services Incorporated	1,336	87,668
Premier Financial Corporation	3,294	75,762
Radian Group Incorporated	6,875	139,219
Walker & Dunlop Incorporated	620	57,052
		632,888
Health care: 21.06%
Biotechnology: 10.52%
ACADIA Pharmaceuticals Incorporated †	1,314	70,246
Aduro Biotech Incorporated ♦†	4,415	0
Agenus Incorporated †	5,494	17,471
Amicus Therapeutics Incorporated †	5,740	132,537
Aravive Incorporated †	2,058	11,607
Arcturus Therapeutics Holdings Incorporated †	917	39,779
Arena Pharmaceuticals Incorporated †	1,378	105,872
Arrowhead Pharmaceuticals Incorporated †	1,071	82,178
Biocryst Pharmaceuticals Incorporated †	15,390	114,656
Blueprint Medicines Corporation †	816	91,514
Cabaletta Bio Incorporated †	7,804	97,394
Chinook Therapeutics Incorporated †	4,212	66,802
Concert Pharmaceuticals Incorporated †	6,611	83,563
Cytokinetics Incorporated †	4,402	91,474
Editas Medicine Incorporated †	540	37,859
Exelixis Incorporated †	2,444	49,051
Fate Therapeutics Incorporated †	410	37,281
Fibrogen Incorporated †	1,436	53,261
Gossamer Bio Incorporated †	5,255	50,816
Halozyme Therapeutics Incorporated †	3,130	133,682
Heron Therapeutics Incorporated †	2,991	63,305
Intellia Therapeutics Incorporated †	1,642	89,325
Jounce Therapeutics Incorporated †	5,511	38,577
Kezar Life Sciences Incorporated †	14,622	76,327
Kiniksa Pharmaceuticals Limited Class A †	4,014	70,927
Kodiak Sciences Incorporated †	803	117,969
Ligand Pharmaceuticals Incorporated †«	426	42,366
Mei Pharma Incorporated †	14,366	37,926
Mirati Therapeutics Incorporated †	151	33,166
NextCure Incorporated †	5,375	58,588
Novavax Incorporated †	490	54,640
See accompanying notes to portfolio of investments

4  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
Organogenesis Holdings Incorporated Class A †	5,512	$ 41,505
Pfenex Incorporated ♦†	5,162	0
Protagonist Therapeutics Incorporated †	3,672	74,028
Rigel Pharmaceuticals Incorporated †	22,566	78,981
Rocket Pharmaceuticals Incorporated †	911	49,959
Sangamo Therapeutics Incorporated †	5,518	86,108
Savara Incorporated †	12,867	14,797
TCR2 Therapeutics Incorporated †	2,915	90,161
Translate Bio Incorporated †	4,268	78,659
Ultragenyx Pharmaceutical Incorporated †	880	121,818
Voyager Therapeutics Incorporated †	5,025	35,929
		2,722,104
Health care equipment & supplies: 3.61%
Accuray Incorporated †	18,410	76,770
Antares Pharma Incorporated †	12,001	47,884
Apyx Medical Corporation †	5,798	41,746
Globus Medical Incorporated Class A †	1,879	122,548
Haemonetics Corporation †	878	104,263
Lantheus Holdings Incorporated †	2,728	36,801
Novocure Limited †	842	145,700
Seaspine Holdings Corporation †	5,308	92,625
STAAR Surgical Company †	1,140	90,311
Surmodics Incorporated †	2,467	107,364
Zynex Incorporated †«	5,096	68,592
		934,604
Health care providers & services: 3.17%
Amedisys Incorporated †	477	139,918
Castle Biosciences Incorporated †	1,166	78,297
Centene Corporation †	1,189	71,376
Providence Service Corporation †	884	122,549
R1 RCM Incorporated †	3,599	86,448
Tenet Healthcare Corporation †	4,627	184,756
The Ensign Group Incorporated	1,862	135,777
		819,121
Health care technology: 1.12%
HMS Holdings Corporation †	1,634	60,050
NextGen Healthcare Incorporated †	3,139	57,255
Omnicell Incorporated †	846	101,537
Simulations Plus Incorporated	992	71,345
		290,187
Life sciences tools & services: 0.24%
Repligen Corporation †	327	62,663
Pharmaceuticals: 2.40%
BioDelivery Sciences International Incorporated †	13,526	56,809
Catalent Incorporated †	1,203	125,196
Horizon Therapeutics plc †	1,323	96,777
Intra-Cellular Therapies Incorporated †	4,293	136,517
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  5

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Pharmaceuticals (continued)
Pacira Pharmaceuticals Incorporated †	2,259	$ 135,179
Supernus Pharmaceuticals Incorporated †	2,766	69,593
		620,071
Industrials: 15.02%
Aerospace & defense: 0.36%
Moog Incorporated Class A	1,184	93,891
Airlines: 0.23%
SkyWest Incorporated	1,470	59,256
Building products: 2.05%
Builders FirstSource Incorporated †	4,694	191,562
CSW Industrials Incorporated	1,330	148,840
Griffon Corporation	5,125	104,448
Simpson Manufacturing Company Incorporated	899	84,012
		528,862
Commercial services & supplies: 1.03%
Ennis Incorporated	3,017	53,853
McGrath RentCorp	1,776	119,170
Tetra Tech Incorporated	813	94,129
		267,152
Construction & engineering: 2.26%
Comfort Systems Incorporated	1,200	63,192
EMCOR Group Incorporated	2,024	185,115
MasTec Incorporated †	2,633	179,518
MYR Group Incorporated †	1,659	99,706
Primoris Services Corporation	2,071	57,180
		584,711
Electrical equipment: 2.33%
Atkore International Incorporated †	3,424	140,761
Bloom Energy Corporation Class A †	979	28,058
Encore Wire Corporation	2,023	122,533
Generac Holdings Incorporated †	516	117,344
Plug Power Incorporated †	3,722	126,213
SunRun Incorporated †	991	68,756
		603,665
Machinery: 2.70%
Alamo Group Incorporated	600	82,770
EnPro Industries Incorporated	584	44,104
Federal Signal Corporation	3,551	117,787
Hillenbrand Incorporated	2,478	98,624
Meritor Incorporated †	1,820	50,796
Mueller Industries Incorporated	4,336	152,237
Park Ohio Holdings Corporation	4,958	153,202
		699,520
See accompanying notes to portfolio of investments

6  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Professional services: 1.66%
CBIZ Incorporated †	2,058	$ 54,763
CRA International Incorporated	607	30,915
Insperity Incorporated	807	65,706
Kelly Services Incorporated Class A	6,429	132,245
TriNet Group Incorporated †	1,791	144,355
		427,984
Road & rail: 0.39%
Arcbest Corporation	1,597	68,144
Universal Truckload Services	1,528	31,462
		99,606
Trading companies & distributors: 2.01%
Applied Industrial Technologies Incorporated	1,040	81,110
DXP Enterprises Incorporated †	2,879	64,000
GMS Incorporated †	2,360	71,933
Rush Enterprises Incorporated Class A	3,684	152,591
Titan Machinery Incorporated †	4,158	81,289
WESCO International Incorporated †	891	69,944
		520,867
Information technology: 14.44%
Communications equipment: 0.93%
Ciena Corporation †	1,845	97,508
Digi International Incorporated †	5,024	94,954
NETGEAR Incorporated †	1,182	48,025
		240,487
Electronic equipment, instruments & components: 1.83%
Fabrinet †	816	63,313
Insight Enterprises Incorporated †	1,540	117,179
Methode Electronics Incorporated	1,372	52,520
Plexus Corporation †	794	62,099
Sanmina Corporation †	3,609	115,091
SYNNEX Corporation	780	63,523
		473,725
IT services: 2.85%
CACI International Incorporated Class A †	286	71,308
EPAM Systems Incorporated †	272	97,471
Evertec Incorporated	3,810	149,809
ExlService Holdings Incorporated †	777	66,146
International Money Express Incorporated †	971	15,070
Perficient Incorporated †	2,889	137,661
Science Applications International Corporation	752	71,169
TTEC Holdings Incorporated	1,756	128,065
		736,699
Semiconductors & semiconductor equipment: 3.80%
Advanced Energy Industries Incorporated †	1,062	102,982
Diodes Incorporated †	1,742	122,811
Enphase Energy Incorporated †	826	144,938
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Semiconductors & semiconductor equipment (continued)
FormFactor Incorporated †	1,534	$ 65,993
Ichor Holdings Limited †	3,425	103,247
Inphi Corporation †	467	74,939
MKS Instruments Incorporated	406	61,083
Silicon Laboratories Incorporated †	667	84,936
Smart Global Holdings Incorporated †	1,958	73,680
SunPower Corporation	1,022	26,204
Ultra Clean Holdings Incorporated †	3,894	121,298
		982,111
Software: 5.03%
A10 Networks Incorporated †	14,799	145,918
Arlo Technologies Incorporated †	10,759	83,813
BlackLine Incorporated †	384	51,218
Cloudera Incorporated †	11,672	162,358
Digital Turbine Incorporated †	956	54,071
eGain Corporation †	1,462	17,266
InterDigital Incorporated	1,482	89,928
J2 Global Incorporated †	1,662	162,361
Qualys Incorporated †	355	43,264
SailPoint Technologies Holdings Incorporated †	949	50,525
SPS Commerce Incorporated †	1,769	192,096
Verint Systems Incorporated †	1,491	100,165
Workiva Incorporated †	510	46,726
Xperi Holding Corporation	4,898	102,368
		1,302,077
Materials: 4.27%
Chemicals: 0.97%
Kooper Holdings Incorporated †	5,071	158,012
Tronox Holdings plc Class A	6,330	92,545
		250,557
Construction materials: 0.52%
Forterra Incorporated †	7,905	135,926
Containers & packaging: 1.20%
Berry Global Group Incorporated †	1,118	62,820
Greif Incorporated Class A	2,197	102,995
Myers Industries Incorporated	4,451	92,492
UFP Technologies Incorporated †	1,117	52,052
		310,359
Metals & mining: 0.99%
Commercial Metals Company	2,759	56,670
Kaiser Aluminum Corporation	453	44,802
Materion Corporation	1,613	102,780
Suncoke Energy Incorporated	11,808	51,365
		255,617
See accompanying notes to portfolio of investments

8  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Paper & forest products: 0.59%
Boise Cascade Company	2,429	$ 116,106
Clearwater Paper Corporation †	958	36,165
		152,271
Real estate: 5.69%
Equity REITs: 4.77%
Armada Hoffler Properties Incorporated	5,448	61,127
Catchmark Timber Trust Incorporated Class A	6,999	65,511
CorePoint Lodging Incorporated	7,904	54,380
CyrusOne Incorporated	921	67,371
Diversified Healthcare Trust	32,884	135,482
Easterly Government Properties Incorporated	3,912	88,607
First Industrial Realty Trust Incorporated	2,674	112,656
Getty Realty Corporation	1,601	44,092
Global Medical REIT Incorporated	7,438	97,140
Global Net Lease Incorporated	3,260	55,876
Industrial Logistics Properties Trust	3,032	70,615
NexPoint Residential Trust Incorporated	2,632	111,360
Piedmont Office Realty Trust Incorporated Class A	6,544	106,209
STAG Industrial Incorporated	3,552	111,249
Urban Edge Properties	4,075	52,731
		1,234,406
Real estate management & development: 0.92%
Kennedy Wilson Holdings Incorporated	4,018	71,882
Newmark Group Incorporated Class A	12,756	92,991
Redfin Corporation †	1,062	72,885
		237,758
Utilities: 3.28%
Electric utilities: 1.14%
IDACORP Incorporated	1,251	120,134
Portland General Electric Company	2,597	111,074
Spark Energy Incorporated Class A	6,686	63,985
		295,193
Gas utilities: 0.46%
Southwest Gas Holdings Incorporated	1,937	117,673
Independent power & renewable electricity producers: 0.97%
Brookfield Renewable Corporation Class A	2,549	148,530
Clearway Energy Incorporated Class A	3,503	103,514
		252,044
Multi-utilities: 0.60%
Black Hills Corporation	874	53,707
Northwestern Corporation	1,760	102,626
		156,333
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Water utilities: 0.11%
Consolidated Water Company	2,274	$ 27,402
Total Common stocks (Cost $20,443,482)		25,484,338

		Yield	Shares	Value
Short-term investments: 4.97%
Investment companies: 4.97%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	413,225	$ 413,225
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	872,765	872,765
Total Short-term investments (Cost $1,285,990)				1,285,990
Total investments in securities (Cost $21,729,472)	103.48%			26,770,328
Other assets and liabilities, net	(3.48)			(901,061)
Total net assets	100.00%			$25,869,267

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$240,539	$2,064,140	$(1,891,471)	$19	$(2)	$413,225		413,225	$115#
Wells Fargo Government Money Market Fund Select Class	392,852	5,271,371	(4,791,458)	0	0	872,765		872,765	310
				$19	$(2)	$1,285,990	4.97%		$425

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	9	3-19-2021	$869,786	$888,660	$18,874	$0
See accompanying notes to portfolio of investments

10  |  Wells Fargo Disciplined Small Cap Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses

Wells Fargo Disciplined Small Cap Fund  |  11

Notes to portfolio of investments—December 31, 2020 (unaudited)

and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$350,251	$0	$0	$350,251
Consumer discretionary	3,239,677	0	0	3,239,677
Consumer staples	846,116	0	0	846,116
Energy	499,370	0	0	499,370
Financials	4,054,022	0	0	4,054,022
Health care	5,448,750	0	0	5,448,750
Industrials	3,885,514	0	0	3,885,514
Information technology	3,735,099	0	0	3,735,099
Materials	1,104,730	0	0	1,104,730
Real estate	1,472,164	0	0	1,472,164
Utilities	848,645	0	0	848,645
Short-term investments
Investment companies	1,285,990	0	0	1,285,990
	26,770,328	0	0	26,770,328
Futures contracts	18,874	0	0	18,874
Total assets	$26,789,202	$0	$0	$26,789,202
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the nine months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

12  |  Wells Fargo Disciplined Small Cap Fund